General and Administrative Expenses (Tables)	12 Months Ended
Oct. 31, 2019
Schedule of General and administrative expenses

	2019	2018	2017
Bad debt	$54,892	$113,028	$-
Bank fees and foreign exchange	87,621	17,270	2,156
Business license and fees	42,930	35,904	19,362
Commissions	-	-	4,133
Consultants	-	-	9,088
Facility expense	184,774	215,922	123,703
Insurance	10,309	9,194	-
Investor relations	127,248	-	-
Legal and professional	1,550,316	898,599	525,810
Marketing and promotion	209,470	302,401	90,673
Miscellaneous	89,036	56,491	-
Office expense	83,509	36,535	30,845
Repairs and maintenance	18,702	4,243	-
Research and development	28,250	5,233	-
Salaries and benefits	1,938,022	791,518	200,274
Supplies	27,711	11,748	-
Travel	185,570	159,848	43,611
Utilities	22,315	49,952	-
General and administrative expenses	$4,660,675	$2,707,886	$1,049,655